Related party transactions - Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and short-term employee benefits	$ 6,007	$ 5,861
Share-based payments	71,286	23,895
Key management personnel compensation	$ 77,293	$ 29,756